Interest income	12 Months Ended
Dec. 31, 2024
Disclosure of Interest Income [Abstract]
Interest income
25.
Interest income

	Year ended December 31,
	2022	2023	2024
	NT$000	NT$000	NT$000
Bank deposits	56,612	191,265	195,236
Financial assets at amortized cost	587	1,861	2,433
Other interest income	—	63	50
	57,199	193,189	197,719